Significant Accounting Policies - Schedule of Financial Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets [Abstract]
Cash and cash equivalents	$ 24,545,290	$ 21,936,422
Restricted cash	2,322,790	1,460,380
Withholding taxes receivable, net	3,228,126	2,361,786	$ 2,224,846
Trade receivables, net	4,947,264	5,922,345
Other current assets	1,337,099	65,808
Other financial assets at amortized cost	77,100
Other non-current assets	272,827	998,971
Total	36,730,496	32,745,712
Trade payables and other current liabilities	2,894,846	4,245,794
Lease liabilities	4,222,940	2,560,829
Borrowings		44,232
Total	$ 7,117,786	$ 6,850,855